                                                          FILE NUMBER 028-00568

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2009

                      If amended report check here: _____

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of February, 2010.

                                          By: /s/ William M Lane
                                          _________________________________
                                          William M Lane, Vice President
                                          for Torray LLC

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Torray LLC

December 31, 2009

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
Item 1                   Item 2  Item 3     Item 4      Item 5             Item 6            Item 7             Item 8
                         Title               Fair                          Invest                          Voting Authority
                           of    CUSIP      Market      Total    --------------------------          ----------------------------
Name of Issuer           Class   Number     Value       Shares   (a)Sole (b)Shared (c)Other Managers  (a) Sole  (b)Shared (c)None
--------------           ------ --------- ----------- ---------- ------- --------- -------- -------- ---------- --------- -------
AT&T Inc................ common 00206R102  14,026,212    500,400    X                         All       476,400     0      24,000
Abbott Laboratories..... common 002824100  12,904,798    239,022    X                         All       227,322     0      11,700
American Express Company common 025816109  10,423,689    257,248    X                         All       244,123     0      13,125
Applied Materials, Inc.. common 038222105  12,832,829    920,576    X                         All       878,519     0      42,057
Automatic Data
 Processing, Inc........ common 053015103  11,441,333    267,196    X                         All       253,596     0      13,600
Becton Dickinson & Co... common 075887109  12,582,113    159,550    X                         All       150,250     0       9,300
Cisco Systems, Inc...... common 17275R102  14,191,010    592,774    X                         All       560,974     0      31,800
Cintas Corporation...... common 172908105  13,679,272    525,116    X                         All       499,916     0      25,200
The Walt Disney Company. common 254687106  17,537,324    543,793    X                         All       515,718     0      28,075
Du Pont E. I. De
 Nemours & Co........... common 263534109  10,398,980    308,850    X                         All       290,250     0      18,600
EMC Corporation......... common 268648102  15,083,004    863,366    X                         All       823,832     0      39,534
Gannett Co., Inc........ common 364730101   6,901,122    464,722    X                         All       440,922     0      23,800
General Dynamics
 Corporation............ common 369550108  11,036,723    161,900    X                         All       152,200     0       9,700
General Electric Company common 369604103  10,639,855    703,229    X                         All       669,649     0      33,580
Intel Corporation....... common 458140100  12,822,420    628,550    X                         All       596,550     0      32,000
International Business
 Machines Corporation... common 459200101  15,549,611    118,790    X                         All       113,290     0       5,500
Johnson & Johnson....... common 478160104  14,560,525    226,060    X                         All       214,399     0      11,661
Kraft Foods Inc......... common 50075N104  13,606,308    500,600    X                         All       471,900     0      28,700
LaBranche & Co Inc...... common 505447102   7,026,450  2,474,102    X                         All     2,390,004     0      84,098
Loews Corporation....... common 540424108  18,042,323    496,350    X                         All       475,050     0      21,300
Marsh & McLennan
 Companies, Inc......... common 571748102  13,301,544    602,425    X                         All       570,952     0      31,473
McGraw-Hill Companies
 Inc.................... common 580645109  13,082,103    390,394    X                         All       369,994     0      20,400
O'Reilly Automotive,
 Inc.................... common 686091109   7,690,138    201,735    X                         All       189,235     0      12,500
Owens Corning........... common 690742101   9,482,877    369,847    X                         All       353,247     0      16,600
The Procter & Gamble
 Company................ common 742718109  14,488,266    238,962    X                         All       227,262     0      11,700
3M Company.............. common 88579Y101  11,689,538    141,400    X                         All       133,500     0       7,900
UnitedHealth Group Inc.. common 91324P102  15,118,812    496,024    X                         All       473,324     0      22,700
Verizon Communications
 Inc.................... common 92343V104     331,300     10,000    X                         All        10,000     0           0
Wellpoint, Inc.......... common 94973V107  15,217,770    261,070    X                         All       249,670     0      11,400
Western Union Company... common 959802109  13,038,545    691,700    X                         All       653,500     0      38,200
                                          -----------
                                          368,726,791 14,355,751                                     13,675,548           680,203
                                          ===========
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